LONG-TERM DEBT - Summary of Term Loan Facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current total		$ 281,000	$ 297,000
Noncurrent total		1,830,000	1,716,000
Total		2,111,000	2,013,000
Accounts Receivable Factoring
Disclosure of detailed information about borrowings [line items]
Current total		$ 0	16,000
Accounts Receivable Factoring | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		0.90%
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.60%
Current total		$ 75,000	75,000
Noncurrent total		$ 0	19,000
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.75%
Current total		$ 84,000	84,000
Noncurrent total		$ 85,000	106,000
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.75%
Current total		$ 36,000	36,000
Noncurrent total		$ 144,000	144,000
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.90%
Current total		$ 59,000	59,000
Noncurrent total		$ 138,000	152,000
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.90%
Noncurrent total		$ 648,000	647,000
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		2.60%
Noncurrent total		$ 92,000	94,000
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.75%
Current total		$ 14,000	14,000
Noncurrent total		$ 417,000	423,000
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate		1.40%
Noncurrent total		$ 267,000	90,000
Various Debt One
Disclosure of detailed information about borrowings [line items]
Current total		13,000	13,000
Various Loans Two
Disclosure of detailed information about borrowings [line items]
Noncurrent total		$ 39,000	$ 41,000